BONDS PAYABLE - Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
BONDS PAYABLE
2022	¥ 408,194	$ 64,055
2023	358,279	56,222
2024	347,990	54,607
2025	367,776	57,712
2026	279,825	43,911
2027 and thereafter	¥ 891,338	$ 139,870